Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

March 31, 2018

Dates Covered
Collections Period	03/01/18 - 03/31/18
Interest Accrual Period	03/15/18 - 04/15/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	04/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/18	378,837,006.09	23,026
Yield Supplement Overcollateralization Amount 02/28/18	12,435,824.50	0
Receivables Balance 02/28/18	391,272,830.59	23,026
Principal Payments	15,712,957.69	402
Defaulted Receivables	1,231,504.81	62
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/18	11,640,468.97	0
Pool Balance at 03/31/18	362,687,899.12	22,562

Pool Statistics	$ Amount	# of Accounts
Pool Factor	40.75%
Prepayment ABS Speed	1.43%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	6,399,388.44	316
Past Due 61-90 days	1,882,852.35	100
Past Due 91-120 days	427,168.09	30
Past Due 121+ days	0.00	0
Total	8,709,408.88	446

Total 31+ Delinquent as % Ending Pool Balance	2.40%
Total 61+ Delinquent as % Ending Pool Balance	0.64%
Delinquency Trigger Occurred	NO

Recoveries	700,906.17
Aggregate Net Losses/(Gains) - March 2018	530,598.64
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.63%
Prior Net Losses Ratio	1.29%
Second Prior Net Losses Ratio	1.36%
Third Prior Net Losses Ratio	2.20%
Four Month Average	1.62%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.85%

Overcollateralization Target Amount	16,320,955.46
Actual Overcollateralization	16,320,955.46
Weighted Average APR	3.86%
Weighted Average APR, Yield Adjusted	5.74%
Weighted Average Remaining Term	43.42

Flow of Funds	$ Amount

Collections	17,617,990.91
Investment Earnings on Cash Accounts	31,512.27
Servicing Fee	(326,060.69)
Transfer to Collection Account	0.00
Available Funds	17,323,442.49

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	515,655.27
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	15,422,397.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	1,385,390.06
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	17,323,442.49

Servicing Fee	326,060.69
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 03/15/18	361,789,340.82
Principal Paid	15,422,397.16
Note Balance @ 04/16/18	346,366,943.66

Class A-1
Note Balance @ 03/15/18	0.00
Principal Paid	0.00
Note Balance @ 04/16/18	0.00
Note Factor @ 04/16/18	0.0000000%

Class A-2
Note Balance @ 03/15/18	6,959,340.82
Principal Paid	6,959,340.82
Note Balance @ 04/16/18	0.00
Note Factor @ 04/16/18	0.0000000%

Class A-3
Note Balance @ 03/15/18	262,000,000.00
Principal Paid	8,463,056.34
Note Balance @ 04/16/18	253,536,943.66
Note Factor @ 04/16/18	96.7698258%

Class A-4
Note Balance @ 03/15/18	74,800,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	74,800,000.00
Note Factor @ 04/16/18	100.0000000%

Class B
Note Balance @ 03/15/18	18,030,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	18,030,000.00
Note Factor @ 04/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	515,655.27
Total Principal Paid	15,422,397.16
Total Paid	15,938,052.43

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	7,655.27
Principal Paid	6,959,340.82
Total Paid to A-2 Holders	6,966,996.09

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	8,463,056.34
Total Paid to A-3 Holders	8,849,506.34

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6004160
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.9574504
Total Distribution Amount	18.5578664

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0217479
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	19.7708546
Total A-2 Distribution Amount	19.7926025

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	32.3017418
Total A-3 Distribution Amount	33.7767418

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/18	11,172,424.94
Investment Earnings	12,697.97
Investment Earnings Paid	(12,697.97)
Deposit/(Withdrawal)	1,385,390.06
Balance as of 04/16/18	12,557,815.00
Change	1,385,390.06

Total Reserve Amount	12,557,815.00